Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Rollover	$ 5,722	$ 20,777
Participant	29,327	28,222
Employer	15,255	14,816
Total contributions	50,304	63,815
Net realized and unrealized appreciation in fair value of investments	(224,999)	329,844
Interest and dividends	15,494	13,688
Net investment income	240,493	13,688
Total additions	290,797
Total additions		77,503
Benefit payments	167,979	192,357
Administrative expenses	616	653
Total deductions	(168,595)	(522,854)
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	122,202	(445,351)
Net Assets Available for Benefits	$ 1,223,048	$ 1,100,846